4. Prepayments and Advances	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepayments and Advances

NOTE 4 – PREPAYMENTS AND OTHER ASSETS

Prepayments and other assets are comprised of prepayments paid to vendors to initiate orders and prepaid services and fees. The prepaid balances are summarized as follows:

	September 30,	December 31,
	2020	2019
Vendor prepayments	$1,828,531	$1,070,788
Prepaid services and fees	268,655	187,912
Deferred financing asset (See Note 9 - Debt)	630,805	–
Other assets	6,391	20,028
Prepayments and other assets	$2,734,382	$1,278,728

NOTE 4 – PREPAYMENTS & ADVANCES

Prepayments and advances are comprised of prepayments paid to vendors to initiate orders and prepaid services and fees. The prepaid balances are summarized as follows:

	December 31,	December 31,
	2019	2018
Vendor Prepayments	$1,070,788	$776,478
Prepaid Services and Fees	187,912	152,204
Prepayments and Advances	$1,258,700	$928,682